Stock Options and Warrants (Details) - Schedule of fair value of options granted	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Fair Value Of Options Granted Abstract
Risk free interest rate	1.29%	0.40%	1.86%	1.86%
Stock volatility factor	229.00%	337.00%
Weighted average expected option life	3 years	5 years	5 years	5 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%